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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment                         [ ] Amendment Number: _________
This Amendment (Check only one.):               [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto, ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


   /s/ Francis S.M. Chou             Toronto, ON            February 16, 2010
---------------------------   ------------------------   -----------------------
        (Signature)                (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        31
Form 13F Information Table Value Total:   443,132 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ---------------------- ---------- -------- ----------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHRS OR         PUT/ INVESTMENT   OTHER  ----------------------
        NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- ------ ---- ---------- -------- ---------- ------ ----
AMERICREDIT CORP             NOTE 0.750% 9/1  03060RAP6      449    485,000   PRN   --     SOLE       --       485,000    0    0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108   18,848        190    SH   --     SOLE       --           190    0    0
BIOVAIL CORP                 COM              09067J109   31,231  2,237,200    SH   --     SOLE       --     2,237,200    0    0
CHUNGHWA TELECOM CO LTD      SPONS ADR NEW 09 17133Q403    3,373    181,623    SH   --     SOLE       --       181,623    0    0
CRYPTOLOGIC LIMITED          SHS              G3159C109      221     60,000    SH   --     SOLE       --        60,000    0    0
EXPRESSJET HOLDINGS INC      NOTE 11.250% 8/0 30218UAB4    1,930  2,000,000   PRN   --     SOLE       --     2,000,000    0    0
FLAGSTONE REINSURANCE HLDGS  SHS              G3529T105   16,410  1,500,000    SH   --     SOLE       --     1,500,000    0    0
GANNETT INC                  COM              364730101    4,797    323,035    SH   --     SOLE       --       323,035    0    0
INTERNATIONAL COAL GRP INC N COM              45928H106   11,580  3,000,000    SH   --     SOLE       --     3,000,000    0    0
KING PHARMACEUTICALS INC     COM              495582108   88,787  7,236,100    SH   --     SOLE       --     7,236,100    0    0
K-SWISS INC                  CL A             482686102    4,699    472,720    SH   --     SOLE       --       472,720    0    0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1   58,603 47,800,000   PRN   --     SOLE       --    47,800,000    0    0
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0    2,741  4,000,000   PRN   --     SOLE       --     4,000,000    0    0
MANNKIND CORP                COM              56400P201    3,846    438,989    SH   --     SOLE       --       438,989    0    0
MCCLATCHY CO                 CL A             579489105    6,293  1,777,601    SH   --     SOLE       --     1,777,601    0    0
MEDIA GEN INC                CL A             584404107    7,441    949,082    SH   --     SOLE       --       949,082    0    0
NOKIA CORP                   SPONSORED ADR    654902204      193     15,000    SH   --     SOLE       --        15,000    0    0
OFFICE DEPOT INC             COM              676220106    9,495  1,472,053    SH   --     SOLE       --     1,472,053    0    0
OVERSTOCK COM INC DEL        COM              690370101   30,099  2,219,709    SH   --     SOLE       --     2,219,709    0    0
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0 690370AB7    9,051 10,120,000   PRN   --     SOLE       --    10,120,000    0    0
PINNACLE AIRL CORP           NOTE 3.250% 2/1  723443AB3    2,154  2,200,000   PRN   --     SOLE       --     2,200,000    0    0
QWEST COMMUNICATIONS INTL IN COM              749121109    8,420  2,000,000    SH   --     SOLE       --     2,000,000    0    0
RCN CORP                     COM NEW          749361200   18,455  1,700,884    SH   --     SOLE       --     1,700,884    0    0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104      536     20,000    SH   --     SOLE       --        20,000    0    0
SANOFI AVENTIS               SPONSORED ADR    80105N105   20,028    510,000    SH   --     SOLE       --       510,000    0    0
SEARS HLDGS CORP             COM              812350106   27,847    333,700    SH   --     SOLE       --       333,700    0    0
SK TELECOM LTD               SPONSORED ADR    78440P108    2,764    170,000    SH   --     SOLE       --       170,000    0    0
SPRINT NEXTEL CORP           COM SER 1        852061100   14,640  4,000,000    SH   --     SOLE       --     4,000,000    0    0
UTAH MED PRODS INC           COM              917488108      192      6,535    SH   --     SOLE       --         6,535    0    0
UTSTARCOM INC                COM              918076100   10,068  4,597,051    SH   --     SOLE       --     4,597,051    0    0
WATSON PHARMACEUTICALS INC   COM              942683103   27,941    705,400    SH   --     SOLE       --       705,400    0    0
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